Organization and Nature of Business Operations (Details) - USD ($)		1 Months Ended		2 Months Ended	6 Months Ended
	Jun. 24, 2020	May 22, 2020	Feb. 04, 2020	Feb. 14, 2020	Jun. 30, 2020	Dec. 31, 2019
Organization and Nature of Business Operations (Textual)
Public Offering price					2,625,000
Sponsor and note payable description			On February 4, 2020, the Sponsor agreed to loan the Company up to $300,000 (see note 4) to support the Company’s initial formation and operations.		On February 4, 2020, the Sponsor agreed to loan the Company up to $300,000 (see Note 3) to support the Company's initial formation and operations. In February 2020, the Company borrowed $50,000 and in April 2020 the Company borrowed an additional $50,000 which increased the Note Payable balance to $100,000 which was paid in full using proceeds from the Public Offering and the Private Placement.
Sponsor and proposed financing, description				The Company’s ability to commence meaningful operations and finance its Initial Business Combination is contingent upon obtaining adequate financial resources through the proposed $175,000,000 ($201,250,000 if the underwriters’ over-allotment is exercised in full) initial public offering of Units (as defined below) (Note 3). Upon the closing of the Proposed Offering and the Private Placement, $176,750,000 (or $203,262,500 if the underwriters’ over-allotment option is exercised in full — Note 3) will be held in a trust account (the “Trust Account”) (discussed below).
Public offering					$ 175,000,000
Obligation to redeem percentage					100.00%
Public offering period					18 months
Interest paid					$ 100,000
Tangible assets					$ 5,000,001
Aggregate shares					2,500,000
Aggregate units					$ 10.00
Aggregate purchase price					$ 25,000,000
Trust account balance					176,761,388
Trust account, description				The proceeds to be held in the Trust Account will be invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds registered under the Investment Company Act and compliant with Rule 2a-7 thereof that maintain a stable net asset value of $1.00. Unless and until the Company completes the Initial Business Combination, it may pay its expenses only from the net proceeds of the Proposed Offering held outside the Trust Account, which will be approximately $500,000 in working capital after the payment of approximately $750,000 in expenses relating to the proposed Offering, and any loans or additional investments from the Sponsor, members of the Company’s management team or any of their respective affiliates or other third parties. Except with respect to interest earned on the funds held in the Trust Account that may be released to the Company to pay its taxes, the proceeds from the Proposed Offering may not be released from the Trust Account until the earliest of: (i) the completion of the Initial Business Combination; (ii) the redemption of any public shares properly tendered in connection with a stockholder vote to amend the Company’s amended and restated certificate of incorporation to modify the substance or timing of the Company’s obligation to redeem 100% of its public shares if it does not complete the Initial Business Combination within 18 months from the closing of the Proposed Offering; or (iii) the redemption of all of the Company’s public shares if the Company is unable to complete the Initial Business Combination within 18 months from the closing of the Proposed Offering (at which such time up to $100,000 of interest shall be available to the Company to pay dissolution expenses), subject to applicable law. The proceeds deposited in the Trust Account could become subject to the claims of the Company’s creditors, if any, which could have priority over the claims of the Company’s public stockholders.
Net of tangible assets				$ 5,000,001
Dissolution expenses				100,000
Cost of energy storage	$ 290,000,000			50,000
Cash				$ 50,000	$ 496,557
Transaction cost of energy	225,000,000
Class A Common Stock
Organization and Nature of Business Operations (Textual)
Offering price				$ 11.50
Offering price					$ 11.50
Commonn stock par value				$ 0.0001	$ 0.0001	$ 0.0001
IPO [Member]
Organization and Nature of Business Operations (Textual)
Sale of units		17,500,000
Offering price		$ 10.00
Purchase of aggregate units		$ 650,000
Offering price		$ 10.00
Gross proceeds		$ 175,000,000
Underwriting commissions		3,500,000
Offering costs		476,189
Private Placement [Member]
Organization and Nature of Business Operations (Textual)
Gross proceeds		6,500,000
Public offering		1,284,805
Note Payable to Sponsor		100,000
Offering costs payment		$ 476,189
Additional equity fund	$ 50,000,000